MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues
The following table presents total revenues for the years ended December 31, 2013, 2012 and 2011, respectively:

	Year ended December 31,
	2013	2012	2011

USA	$123,399	$86,759	$59,735
Australia	89,894	88,935	88,229
Canada	49,214	40,322	29,695
Israel	42,024	36,373	38,592
Europe	22,973	20,749	22,880
Rest of World	29,050	23,426	20,540

	$356,554	$296,564	$259,671

Schedule of Long-Lived Assets
The following table presents total long-lived assets as of December 31, 2013 and 2012:

	December 31,
	2013	2012

Israel	$85,491	$68,041
Australia	2,019	2,315
USA	4,748	1,077
Canada	1,197	1,407
Rest of World	179	147

	$93,634	$72,987